Cover	9 Months Ended
Jan. 31, 2022
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No.1
Entity Registrant Name	Slinger Bag Inc
Entity Central Index Key	0001674440
Entity Tax Identification Number	61-1789640
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2709 N. Rolling Road
Entity Address, Address Line Two	Suite 138
Entity Address, City or Town	Windsor Mill
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21244
City Area Code	(443)
Local Phone Number	407-7564
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false